SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation and principles of consolidation
a.	Basis of presentation and principles of consolidation:

These consolidated financial statements have been prepared in accordance with U.S. GAAP as set forth in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”). The consolidated financial statements include accounts of the Company’s wholly owned subsidiaries which the Company controls. All intercompany account balances and transactions are eliminated upon consolidation.

Use of estimates
b.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they were made.

These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Financial statements in U.S. dollars
c.Financial statements in U.S. dollars:

The functional currency for the Company and its subsidiaries is the U.S. dollar (the “functional currency”), determined based on the primary economic environment in which the companies operate. Accordingly, transactions denominated in currencies other than the functional currency are re-measured to the functional currency in accordance with ASC No. 830, “Foreign Currency Matters”. All transaction gains and losses from the re-measured monetary balance sheet items are reflected in the statements of income as financial income or expenses, as appropriate.

Cash equivalents
d.	Cash equivalents:
Cash equivalents are short-term unrestricted highly liquid investments that are readily convertible into cash, with original maturities of three months or less at investment.
Restricted cash
e.	Restricted cash:
Restricted cash consists of deposits used as security for the Company’s credit cards and lease agreements.
Short-term deposits
f.	Short-term deposits:

Short-term deposits are deposits with an original maturity of more than three months but less than one year from the date of purchase. Accrued interest on deposits is classified as other current assets. As of December 31, 2024, the majority of the Company’s bank deposits were denominated in U.S. dollars.

Trade receivables
g.	Trade receivables:

The Company records trade receivables for amounts invoiced. The Company makes estimates of expected credit losses based upon its assessment of various factors, including historical experience, the age of the trade receivable balances, and other factors that may affect its ability to collect from customers. The estimated credit loss allowance is recorded as general and administrative expenses on the Company’s consolidated statements of income. For the years ended December 31, 2025, 2024 and 2023 credit losses were immaterial.

Marketable securities

h.Marketable securities:

The Company accounts for investments in marketable debt securities in accordance with ASC No. 320, “Investments - Debt Securities”. The Company determines the appropriate classification of its investments at the time of purchase and reevaluates such designation at each balance sheet date. The Company classifies all of its marketable debt securities as available-for-sale as the Company may sell these securities at any time for use in its current operations or for other purposes, even prior to maturity. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in accumulated other comprehensive income (loss) in shareholders’ equity.

Realized gains and losses on sale of investments are included in financial income, net and are derived using the specific identification method for determining the cost of securities sold. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest on securities is included in financial income, net.

For debt securities in an unrealized loss position, the Company determines whether a credit loss exists. The credit loss is estimated by considering available information relevant to the collectability of the security and information about past events, current conditions, and reasonable and supportable forecasts. Any credit loss is recorded as a charge to financial income, net, not to exceed the amount of the unrealized loss. Unrealized losses other than the credit loss are recognized in other comprehensive income. If the Company has an intent to sell, or if it is more likely than not that it will be required to sell a debt security in an unrealized loss position before recovery of its amortized cost basis, the Company will write down the security to its fair value and record the corresponding charge as a component of financial income, net.

The Company classifies its marketable securities as either short-term or long-term based on each instrument’s underlying contractual maturity date as well as the intended time of realization. Marketable securities with maturities of 12 months or less are classified as short-term and marketable securities with maturities greater than 12 months are classified as long-term.

The Company did not recognize an allowance for credit losses on marketable securities as the expected losses were not material for the years ended December 31, 2025 and 2024.

Fair value of financial instruments

i.Fair value of financial instruments:

Fair value is defined as the amount that would be received for selling an asset or paid to transfer a liability in an orderly transaction between market participants and requires that assets and liabilities carried at fair value are classified and disclosed in the following three categories:

Level 1-	Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at measurement date.
Level 2-	Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
Level 3-

Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

The carrying amounts of cash and cash equivalents, restricted cash, short-term deposits, trade receivables, prepaid expenses and other current assets, trade payables and other accounts payable approximate their fair value due to the short-term maturity of such instruments.

Inventories

j.Inventories:

Inventory costs include costs incurred to bring inventory to its current condition, including materials, manufacturing costs, inbound freight, duties and other costs. The Company values its inventory at cost, using an average costing method. Net realizable value is estimated based upon assumptions made about future demand and market conditions. If the Company determines that the estimated net realizable value of its inventory is less than the carrying value of such inventory, a charge to cost of revenue is recorded to reflect the lower of cost or net realizable value. If actual market conditions are less favorable than those projected by the Company, further adjustments may be required that would increase the cost of revenue in the period in which such a determination was made. The adjustments for excess and obsolete inventory, which is presented as a reduction to inventory, were immaterial as of December 31, 2025 and 2024.

The Company purchases components from a variety of suppliers and uses several contract manufacturers to provide manufacturing services for its products. In the ordinary course of business, to manage manufacturing lead times and help ensure adequate supply, the Company enters into agreements with contract manufacturers and suppliers for certain components, which give rise to non-cancellable purchase commitments based on forecasted customer demand. If the Company reduces these commitments, it may incur additional costs. While the Company generally sources from multiple suppliers, certain component materials are obtained from single suppliers. The loss of any such supplier, or material shortages or disruptions in the supply of raw materials or finished products, could adversely affect the Company’s business, financial condition, and results of operations.

Property, plant and equipment

k.Property, plant and equipment:

Property, plant and equipment are stated at cost, net of accumulated depreciation. When assets are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in the consolidated statements of income in the period realized. Maintenance and repairs are expensed as incurred.

Property, plant and equipment items are depreciated on a straight-line basis over the estimated useful lives of the assets, as follows:

Years
Computers and electronic equipment	3 – 7
Office furniture and equipment	7 – 15
Molds and others	7
Leasehold improvements	Shorter of lease term or estimated useful life

Impairment of long-lived assets and intangible assets subject to amortization, including right-of-use ("ROU") lease asset
l.	Impairment of long-lived assets and intangible assets subject to amortization, including right-of-use (“ROU”) lease asset:

Long-lived assets held and used by the Company are reviewed for impairment in accordance with ASC 360, “Property, Plant and Equipment” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment is measured as the amount of which the carrying amount of the assets exceeds the fair value of the assets. During the years ended December 31, 2025, 2024 and 2023, no impairment was identified.

Business combination
m.	Business combination:

The Company applies the provisions of ASC 805, “Business Combination” and allocates the fair value of purchase consideration to the tangible assets acquired, liabilities assumed, and intangible assets acquired based on their estimated fair values. The excess of the fair value of purchase consideration over the fair values of these identifiable assets and liabilities is recorded as goodwill.

When determining the fair values of assets acquired and liabilities assumed, management makes significant estimates and assumptions, especially with respect to intangible assets.

Significant estimates in valuing certain intangible assets include but are not limited to future expected cash flows from acquired technology from a market participant perspective, useful lives and discount rates. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. Acquisition-related expenses are recognized separately from the business combination and are expensed as incurred.

Goodwill

n.Goodwill:

Goodwill reflects the excess of the consideration transferred, including the fair value of any contingent consideration, over the assigned fair values of the identifiable net assets acquired at the acquisition date. Goodwill is not amortized, and is tested for impairment at least on an annual basis. The Company operates as one reporting unit. The Company tests goodwill for impairment annually in the fourth quarter and whenever events or changes in circumstances indicate the carrying amount of goodwill may not be recoverable. When testing goodwill for impairment, the Company may first perform a qualitative assessment. If the Company determines it is not more likely than not that the reporting unit’s fair value is less than its carrying amount, then no further analysis is necessary. If the Company determines that it is more likely than not that the reporting unit’s fair value is less than its carrying amount, then the quantitative impairment test will be performed.

The Company may elect to bypass the qualitative assessment and proceed directly to perform a quantitative analysis. Under the quantitative impairment test, if the carrying amount of the Company’s reporting unit exceeds its fair value, the Company will recognize an impairment loss in an amount equal to that excess but limited to the total amount of goodwill.

During the years ended December 31, 2025, 2024 and 2023, no impairment of goodwill has been identified.

Internal-use software costs

o.Internal-use software costs:

The Company capitalizes certain costs associated with the development of its online platforms and its proprietary technology after the preliminary project stage is complete and until the software is ready for its intended use. Costs incurred during the preliminary project stage or costs incurred for data conversion activities, training, maintenance, and general and administrative or overhead costs are expensed as incurred. Capitalization begins when the preliminary project stage is complete, management authorizes and commits to the funding of the software project with the required authority, it is probable the project will be completed, the software will be used to perform the functions intended and certain functional and quality standards have been met.

Qualified costs incurred during the operating stage of the Company’s software applications relating to upgrades and enhancements are capitalized to the extent it is probable that they will result in added functionality, while costs that cannot be separated between maintenance and minor upgrades and enhancements to websites and internal use software are expensed as incurred. Capitalized website and software development costs are amortized on a straight-line basis over their estimated useful life beginning with the time when it is ready for intended use. Amortization expenses are included under selling, general and administrative expenses in the consolidated statements of income. Management evaluates the useful lives of these assets on an annual basis and tests for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets.

During the years ended December 31, 2025, 2024 and 2023, the Company capitalized $13,768, $5,987 and $4,585 of website and software development costs, respectively.

Intangible assets

p.Intangible assets:

Intangible assets are amortized over their estimated useful lives using the straight-line method, at the following annual period ranges:

Years
Internal-use software	3 – 5
Technology	3 – 10
Other intangibles	5 – 20

Concentration of credit risk

q.Concentration of credit risk:

The Company is subject to certain risks, including exposure to risks associated with the online commerce environment, credit card fraud, as well as the interpretation of state and local laws and regulations in regard to the collection and remittance of sales and use taxes. The Company does not have significant vendor concentrations.

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, short-term deposits, marketable securities and trade receivables.

The Company’s cash and cash equivalents, restricted cash and short-term deposits are invested in major banks in the United States and Israel. The Company is exposed to credit risk in the event of default by the financial institutions to the extent of the amounts recorded on the accompanying consolidated balance sheets exceed federally insured limits. The Company places its cash and cash equivalents, restricted cash and short-term deposits with financial institutions with high-quality credit ratings and has not experienced any losses in such accounts.

The Company’s marketable securities consist of investments in government and corporate debentures. The Company’s investment policy, approved by the Board of Directors, limits the amount that the Company may invest in any one type of investment or issuer, thereby reducing credit risk concentrations.

The Company’s trade receivables are derived mainly from sales to customers in the United States, Canada, the UK, Europe, Australia and Israel. The Company’s sales are primarily based on credit card transactions and therefore bear minimal credit risk.

The Company performs ongoing credit evaluations of its customers and records allowance for credit losses accounts to the extent that the amount is not collectible. For each of the years ended December 31, 2025, 2024 and 2023 there was no individual customer that accounted for 10% or more of the Company’s revenue.

Severance pay

r.Severance pay:

Israeli parent:

Severance liability is calculated (pursuant to Israeli severance pay law for all Israeli employees) based on the most recent salary of each employee multiplied by the number of years of employment as of the balance sheet date.

The Company makes monthly deposits with certain insurance companies and pension funds on behalf of each employee. The value of these deposits was recorded as an asset in the Company’s balance sheet. The deposited funds made for those employees include profits accumulated up to the balance sheet date. The deposited funds could be withdrawn only upon the fulfillment of the obligation pursuant to Israel’s Severance Pay Law or labor agreements. The value of the deposited funds was based on the cash surrendered value of these deposits and include profits.

The Company’s liability for severance pay is partially covered by the provisions of Section 14 of the Severance Pay Law (“Section 14”). Under Section 14 employees are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, deposited on their behalf to their insurance funds.

Payments in accordance with Section 14 release the Company from any future severance payments in respect of those employees. As a result, the Company does not recognize any liability for severance pay due to these employees and the deposits under Section 14 are not recorded as an asset in the Company’s consolidated balance sheets.

Defined benefit plan

s.Defined benefit plan:

U.S. subsidiary:

The U.S. subsidiary has a defined benefit plan (the “Benefit Plan”) under the provisions of Section 401(k) of the Internal Revenue Code (the “Code”), which covers eligible U.S. employees as they are defined in the Benefit Plan. Participants may elect to contribute up to a maximum amount as prescribed by the Code. The U.S. subsidiary, at its discretion, makes matching contributions of up to 4% of the participant’s compensation. During the years ended December 31, 2025, 2024 and 2023, the expenses were immaterial.

Leases

t.Leases:

Leases are classified as either finance leases or operating leases. A lease is classified as a finance lease if any one of the following criteria are met: the lease transfers ownership of the asset by the end of the lease term, the lease contains an option to purchase the asset that is reasonably certain to be exercised, the lease term is for a major part of the remaining useful life of the asset, the present value of the lease payments equals or exceeds substantially all of the fair value of the asset, or the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term.

A lease is classified as an operating lease if it does not meet any one of these criteria. Since all the Company’s lease contracts do not meet any of the criteria above, the Company concluded that all its lease contracts should be classified as operating leases.

Under Topic 842, the Company determined if an arrangement is a lease at inception. ROU assets and lease liabilities are recognized at commencement date based on the present value of remaining lease payments over the lease term. For this purpose, the Company considered only payments that are fixed and determinable at the time of commencement. As most of the Company’s leases do not provide an implicit rate, the Company used its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The ROU asset also includes any lease payments made prior to commencement and is recorded net of any lease incentives received. The lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise such options. Variable lease costs are expensed as incurred on the consolidated statements of income.

The Company elected to not recognize a lease liability and a right-of-use (“ROU”) asset for leases with a term of 12 months or less. The Company also elected the practical expedient to not separate lease and non-lease components for its leases.

Operating leases are included in operating lease ROU assets, operating lease liabilities, current, and operating lease liabilities, non-current on the consolidated balance sheets.

Revenue recognition

u.Revenue recognition:

The Company recognizes revenue in accordance with ASC No. 606, “Revenue from Contracts with Customers” (“ASC 606”). Under ASC 606, the Company recognizes revenue when its customers obtain control of promised goods or services in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services. Payment terms are short term in nature.

The Company determines revenue recognition through the following steps:

1.	Identification of the contract, or contracts, with a customer;
2.	Identification of the performance obligations in the contract;
3.	Determination of the transaction price;
4.	Allocation of the transaction price to the performance obligations in the contract; and
5.	Recognition of revenue when, or as, the performance obligations are satisfied.

The Company derives its revenue primarily from the sale of beauty and wellness products through its online direct-to-consumer model based on its proprietary technology. The Company’s products are generally distinct and accounted for as separate performance obligations as the customers can benefit from the products on their own and the products are separately identifiable. The Company allocates the transaction price based on stand-alone selling prices. The stand-alone selling prices are determined based on the prices at which the Company separately sells its products. Revenue is recognized when the control of the products is transferred to the customer, which is when the products are shipped to the customer. The Company also offers a “Try Before You Buy” program, which allows some of its customers to order certain products and pay for the products after the trial period ends. Under ASC 606 the Company recognizes revenue for orders placed under the program when the trial period lapses.

The Company recognizes revenue in an amount that reflects the consideration to which the Company expects to be entitled in exchange for transferring promised goods or services to a customer, net of promotional discounts and estimated product returns. Sales and other taxes the Company collects concurrent with revenue-producing activities are excluded from revenue. The Company has elected to apply the practical expedient such that it does not evaluate payment terms of one year or less for the existence of a significant financing component. Shipping fees charged to customers are reported within revenue when the related performance obligation is satisfied.

The Company accounts for shipping and handling costs as fulfillment costs which are classified as part of cost of revenue.

The Company records a reserve for estimated product returns in each reporting period. This reserve is calculated using historical return trends and current expectations and is recorded within other accounts payable and accrued expenses. Any difference between the actual returns and previous estimates is adjusted in the period in which such returns occur. The sales refund reserve as of December 31, 2025, 2024 and 2023, was immaterial.

Deferred revenue is recorded when payments are received or due in advance of shipping the products and is recognized when the products are shipped. Deferred revenue primarily relates to prepayments of prepaid annual plan. Deferred revenue is expected to be recognized within the twelve-month period when the performance obligation is satisfied.

During the year ended December 31, 2025, the Company recognized the revenue that was included in the current deferred revenues balance at the beginning of the period.

The Company elected to not disclose information about remaining performance obligations that have original expected durations of one year or less.

Cost of revenue

v.Cost of revenue:

Cost of revenue consists principally of the costs of procuring the Company’s products, including the amounts invoiced by third-party contract manufacturers and suppliers for inventory, as well as inbound and outbound shipping costs, duties and other related costs and inventory write-offs. Cost of revenue also includes third-party fulfillment costs, warehousing, depreciation and amortization and packaging costs.

Operating expenses

w.Operating expenses:

Selling, general and administrative expenses primarily consist of marketing and advertising expenses, employee-related costs including salaries, benefits and share-based compensation, rent, software and product research and development costs, depreciation and amortization expenses, professional fees, payment processing fees and other general expenses.

Advertising costs are expensed as incurred and were $245,741, $164,370 and $125,625 for the years ended December 31, 2025, 2024 and 2023, respectively.

Accounting for share-based compensation

x.Accounting for share-based compensation:

The Company accounts for share-based compensation in accordance with ASC No. 718, “Compensation - Stock Compensation” (“ASC 718”) which requires companies to estimate the fair value of equity-based payment awards on the grant date using an option-pricing model. The Company recognizes forfeitures of awards as they occur.

For stock options awards which are subject to service conditions, the Company selected the Black-Scholes option pricing model as the most appropriate model for determining the fair value of the options. For restricted stock units and performance stock units the Company determines the fair value of the awards based on the closing market value of the underlying shares at the date of grant. For stock awards subject to market conditions, the fair value of such awards is estimated on the grant date using Monte Carlo simulation.

The Company recognizes compensation expenses for the value of its awards granted based on the straight-line attribution method over the requisite service period of each of the awards. For performance-based awards, share-based compensation expense is recognized using the accelerated method when the achievement of each individual performance milestone becomes probable. For stock awards with a vesting schedule based on time vesting and market conditions, share-based compensation expense are recognized using the accelerated method.

Income taxes

y.Income taxes:

The Company accounts for income taxes in accordance with ASC 740, “Income Taxes” (“ASC 740”). ASC 740 prescribes the use of the liability method whereby deferred tax assets and liabilities are recognized for the future tax consequences attributable to the differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value, if it is more likely than not that a portion or all of the deferred tax assets will not be realized.

The Company accounts for uncertain tax positions in accordance with ASC 740-10. ASC 740-10 contains a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative probability) likely to be realized upon ultimate settlement.

The Company establishes reserves for uncertain tax positions based on the evaluation of whether or not the Company’s uncertain tax position is “more likely than not” to be sustained upon examination. The Company records interest and penalties pertaining to its uncertain tax positions in the financial statements as income tax expense.

Basic and diluted earnings per share

z.Basic and diluted earnings per share:

The Company computes earnings per share using the two-class method. Basic earnings per share is computed using the weighted-average number of shares outstanding during the period. Diluted earnings per share is computed using the weighted-average number of shares and the effect of potentially dilutive securities outstanding during the period. Potentially dilutive securities consist of share-based compensation awards and exchangeable notes. The dilutive effect of potentially dilutive common shares included in diluted earnings per share is determined in accordance with the treasury stock or if-converted, depending on the nature of the security. The distribution rights of Class A and Class B ordinary shares and Redeemable A shares are identical. As a result, the undistributed earnings are allocated based on the contractual participation rights of Class A and Class B ordinary shares and Redeemable A shares as if the earnings for the year had been distributed. As the dividend rights are identical, the undistributed earnings are allocated on a proportionate basis.

Comprehensive income
aa.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC No. 220, “Comprehensive Income”. Other comprehensive income consists of unrealized net gains and losses on marketable securities that have been excluded from the determination of net income.

Stock buy-back
ab.	Share repurchase:

The Company repurchases its common stock from time to time pursuant to a board-authorized share repurchase program. Stock repurchases are accounted under ASC 505-30, Treasury Stock. The Company’s policy is to retire all stock repurchased immediately after the transaction is completed. The Company records the amounts repurchased in excess of par value as a reduction to additional paid in capital.

Exchangeable Note
ac.	Exchangeable Note:

The Exchangeable Senior Notes (also referred to as “Notes” or “Exchangeable Notes”) are accounted for in accordance with ASC Subtopic 470, “Debt” and ASC 815 “Derivatives and Hedging”. The Company records the Notes at amortized cost as a single unit of account on the consolidated balance sheet, since they were not issued at a substantial premium and do not contain bifurcated embedded derivatives. The carrying value of the liability is represented by the face amount of the Notes, less debt issuance costs, adjusted for any amortization of issuance costs. Issuance costs are being amortized as interest expense over the term of the Notes, using the effective interest rate method.

Capped call

ad.Capped call:

Capped call transactions (“Capped Call Transactions” or “Capped Calls”) entered into in connection with the offering of the Note are separate transactions and are not part of the terms of the Note. The Capped Calls are considered indexed to the Company’s own stock and are equity-classified. Accordingly, they are recorded within equity. The cost incurred in connection with the Capped Calls was recorded as a reduction to additional paid-in capital.

Recently issued and recently adopted accounting pronouncements

ae.Recently issued and recently adopted accounting pronouncements:

In December 2023, the FASB issued Accounting Standards Update (“ASU”) No. 2023-09, “Income Taxes (Topic 740): Improvement to Income Tax Disclosures.” The updates require enhanced disclosures related to an entity’s effective tax rate reconciliation as well as disaggregated information regarding income taxes paid by jurisdiction. ASU 2023-09 applies prospectively to annual periods starting after December 15, 2024, with optional retrospective application. The Company adopted ASU 2023-09 in the year ended December 31, 2025 prospectively. The adoption did not have an impact on the Company’s consolidated financial position or results of operations; however, it resulted in additional income tax disclosures, which are included in Note 16. “Taxes on Income.”

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”). which enhances the disclosures required for expense disaggregation in the Company’s annual and interim consolidated financial statements. ASU 2024-03 is effective for the Company for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently assessing the impact of the adoption of this standard on its consolidated financial statements disclosures.

In September 2025, the FASB issued ASU 2025-06, “Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software.” This new standard provides updated guidance on the capitalization and disclosure of internal-use software costs, including cloud computing arrangements and enhancements to qualitative and quantitative disclosures. The amendments aim to clarify when capitalization should begin and end, and require enhanced disclosures to provide greater transparency about software development spending and amortization patterns. ASU 2025-06 is effective for annual periods beginning after December 15, 2027 and interim reporting periods within those annual reporting periods, with early adoption permitted. The Company is currently evaluating the impact of adopting this new guidance on its financial statements and related disclosures.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. The amended guidance provides a practical expedient for estimating expected credit losses on current accounts receivable and current contract assets arising from transactions accounted for under Topic 606, including such assets acquired in a business combination. Under the practical expedient, an entity may assume that current conditions as of the balance sheet date will remain unchanged over the remaining life of these assets. This guidance will be effective for the Company for annual periods beginning after December 15, 2025, on a prospective basis, with early adoption permitted. The Company is currently evaluating the impact of adopting this new guidance on its financial statements and related disclosures.